Taxes (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Taxes
Taxes and contributions on income payable	R$ 2,950	R$ 2,450
Deferred tax liabilities	345	280
Other	3,443	3,516
Tax liabilities	6,738	6,246
Current	5,974	5,788
Non-current	R$ 764	R$ 458